Goodwill And Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Acquired goodwill				$ 5,580,250
Net impairment charge of goodwill			5,580,250
Gross impairment charge of goodwill			6,246,304
Goodwill impairment charge associated with a purchase accounting adjustment			666,054
Aggregate amortization expense for amortizing intangible assets	134,201	430,807	587,233
Estimated amortization expense for 2013	67,434
Estimated amortization expense for 2014	$ 34,400